Supplement to the
Fidelity®
Equity-Income II
Fund
January 29, 2002
Prospectus

Shareholder Meeting. On or about September 18, 2002, a meeting of the shareholders of Fidelity® Equity-Income II Fund will be held to vote on various proposals. Shareholders of record on July 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

EII-02-01 July 22, 2002
1.734046.102

Supplement to
the Fidelity®
Independence Fund
January 29, 2002
Prospectus

Shareholder Meeting. On or about September 18, 2002, a meeting of the shareholders of Fidelity® Independence Fund will be held to vote on various proposals. Shareholders of record on July 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FRE-02-01 July 22, 2002
1.717656.102

Supplement to the
Fidelity® Convertible Securities Fund
January 29, 2002
Prospectus

Shareholder Meeting. On or about September 18, 2002, a meeting of the shareholders of Fidelity® Convertible Securities Fund will be held to vote on various proposals. Shareholders of record on July 22, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the biographical information found in the "Fund Management" section on page 16.

Victor Thay is manager of Convertible Securities Fund which he has managed since February 2002. Since joining Fidelity in 1995, Mr. Thay has worked as a research analyst and manager.

CVS-02-02 July 22, 2002
1.483705.108